                                                     ---------------------------
                                                      OMB APPROVAL
                                                     ---------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: Feb. 28, 2006

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                                                      hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09797


                             AIM Floating Rate Fund
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.

                             AIM FLOATING RATE FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              FLR-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS--99.02%(b)(c)

ADVERTISING--0.39%
     Lamar Advertising Co.
          Term Loan C due 06/30/10                                                       Ba2         $1,000,000       $  1,011,875
==================================================================================================================================

AEROSPACE & DEFENSE--3.30%
     Alion Science & Technology
          Delayed Loan due 08/02/09(d)                                                   B1           1,000,000          1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
     Alliant Techsystems Inc.
          Term Loan B due 03/31/11                                                       Ba2            671,625            678,761
----------------------------------------------------------------------------------------------------------------------------------
     Anteon International Corp.
          Term Loan B due 12/31/10                                                       Ba3            947,838            957,316
----------------------------------------------------------------------------------------------------------------------------------
     ARINC Inc.
          Term Loan B due 03/10/11                                                       Ba3            248,750            251,859
----------------------------------------------------------------------------------------------------------------------------------
     CACI International Inc.
          Term Loan B due 05/03/11                                                       Ba2            252,444            254,337
----------------------------------------------------------------------------------------------------------------------------------
     Ceradyne Inc.
          Term Loan due 08/18/11                                                         Ba3            720,000            726,300
----------------------------------------------------------------------------------------------------------------------------------
     DRS Technologies, Inc.
          Term Loan due 11/04/10                                                         Ba3            533,331            538,330
----------------------------------------------------------------------------------------------------------------------------------
     MTU Aero Engines
          Term Loan B due 12/31/11                                                       Ba3            310,000            310,233
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 12/31/12                                                       Ba3            670,000            675,025
----------------------------------------------------------------------------------------------------------------------------------
     Titan Corp. (The)
          Term Loan B due 06/30/09                                                       Ba3          1,229,062          1,237,512
----------------------------------------------------------------------------------------------------------------------------------
     TransDigm, Inc.
          Term Loan B due 07/22/10                                                       B1             317,703            321,939
----------------------------------------------------------------------------------------------------------------------------------
     United Defense Industries, Inc.
          Term Loan B due 08/13/09                                                       Ba2          1,586,841          1,599,734
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,551,346
==================================================================================================================================

AGRICULTURAL PRODUCTS--0.60%
     Ames True Temper
          Term Loan B due 06/28/11                                                       B2           1,534,725          1,557,745
==================================================================================================================================

AIR FREIGHT & LOGISTICS--0.05%
     Gemini Air Cargo, Inc.
          Term Loan A due 12/31/11                                                       --             401,934            130,629
==================================================================================================================================

APPAREL RETAIL--0.34%
     William Carter Co. (The)
          Term Loan C due 09/30/08                                                       Ba3            860,677            869,284
==================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.29%
     American Achievement Corp.
          Term Loan B due 03/25/11                                                       B1             159,200            160,692
----------------------------------------------------------------------------------------------------------------------------------
     Jostens, Inc.
          Term Loan due 07/29/10                                                         Ba3            574,752            583,134
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           743,826
==================================================================================================================================


                                      F-1
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT--4.18%
     Collins & Aikman Corp.
          Revolving Loan due 08/31/09                                                    B1          $   30,025       $     30,137
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 09/01/11                                                       B1              69,976             69,888
----------------------------------------------------------------------------------------------------------------------------------
     Eagle-Picher Inc.
          Term Loan B due 08/07/09                                                       B2             588,556            591,499
----------------------------------------------------------------------------------------------------------------------------------
     GenCorp. Inc.
          Term Loan B due 03/28/07                                                       Ba2          1,470,000          1,477,350
----------------------------------------------------------------------------------------------------------------------------------
     Hayes Lemmerz International, Inc.
          Term Loan B due 06/03/09                                                       Ba3          1,240,778          1,263,525
----------------------------------------------------------------------------------------------------------------------------------
     Key Automotive Group
          Term Loan B due 06/29/10                                                       B1           1,602,650          1,624,686
----------------------------------------------------------------------------------------------------------------------------------
     Keystone Automotive Operations Inc.
          Term Loan due 10/30/09                                                         B1             285,652            288,687
----------------------------------------------------------------------------------------------------------------------------------
     Mark IV Industries (Dayco Products, Inc.)
          Term Loan B due 06/23/11                                                       B1           1,097,250          1,115,080
----------------------------------------------------------------------------------------------------------------------------------
     Metaldyne Co. LLC (MascoTech)
          Term Loan D due 12/31/09                                                       B2           1,278,294          1,276,696
----------------------------------------------------------------------------------------------------------------------------------
     MetoKote Corp.
          First Lien Term Loan due 08/31/10                                              B1             238,200            241,177
----------------------------------------------------------------------------------------------------------------------------------
          Second Lien Term Loan due 02/13/11                                             B3             440,000            443,850
----------------------------------------------------------------------------------------------------------------------------------
     Plastech Engineered Products
          Term Loan B due 03/31/10                                                       Ba3            362,345            368,006
----------------------------------------------------------------------------------------------------------------------------------
     Tenneco Automotive Inc.
          Term Loan B due 12/12/10                                                       B1             705,023            719,124
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B1 due 12/12/10                                                      B1             319,658            325,785
----------------------------------------------------------------------------------------------------------------------------------
     Tower Automotive, Inc.
          Term Loan due 05/24/09                                                         B1             210,934            207,095
----------------------------------------------------------------------------------------------------------------------------------
     United Components Inc.
          Term Loan C due 06/30/10                                                       B1             753,867            761,405
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,803,990
==================================================================================================================================

AUTOMOBILE MANUFACTURERS--0.30%
     TRW Automotive, Inc.
          Term Loan D-1 due 02/28/11                                                     Ba2            761,391            774,240
==================================================================================================================================

BROADCASTING & CABLE TV--10.25%
     Adelphia (Olympus Cable Holding) Communications Corp.
          Term Loan B due 09/30/10                                                       B2           3,000,000          2,951,250
----------------------------------------------------------------------------------------------------------------------------------
     Adelphia Communications Corp.
          Term Loan B due 03/31/05                                                       Ba2            500,000            502,500
----------------------------------------------------------------------------------------------------------------------------------
     Atlantic Broadband
          Term Loan B due 08/31/11                                                       B2           1,000,000          1,013,125
----------------------------------------------------------------------------------------------------------------------------------
     Bragg Communications Inc. (Canada)
          Term Loan B due 08/31/11                                                       B1           1,000,000          1,005,000
----------------------------------------------------------------------------------------------------------------------------------
     Cebridge Connections
          First Lien Term Loan due 02/04/09                                             Caa1            348,250            349,121
----------------------------------------------------------------------------------------------------------------------------------
     Charter Communications, Inc.
          Term Loan B due 04/07/11                                                       B2           2,992,500          2,968,186
----------------------------------------------------------------------------------------------------------------------------------
     DIRECTV Holdings LLC
          Term Loan B2 due 03/06/10                                                      Ba2          1,445,357          1,462,521
----------------------------------------------------------------------------------------------------------------------------------

                                      F-2
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--(CONTINUED)
     Echostar Communications Corp.
          Floating Rate Note due 09/01/08                                                Ba3         $2,000,000       $  2,075,000
----------------------------------------------------------------------------------------------------------------------------------
     Emmis Communications Corp.
          Term Loan B due 11/10/11                                                       Ba2          1,250,000          1,259,063
----------------------------------------------------------------------------------------------------------------------------------
     Entravision Communications Co.
          Term Loan B due 02/24/12                                                       B1             500,000            505,625
----------------------------------------------------------------------------------------------------------------------------------
     Gray Television, Inc.
          Term Loan due 06/30/11                                                         Ba2            250,000            252,604
----------------------------------------------------------------------------------------------------------------------------------
     Inmarsat Investments Ltd.  (United Kingdom)
          Term Loan B due 12/17/10                                                       Ba3            625,000            629,687
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 12/17/11                                                       Ba3            625,000            629,896
----------------------------------------------------------------------------------------------------------------------------------
     Insight Communications Co., Inc.
          Term Loan B due 12/31/09                                                       Ba3          1,985,000          2,010,309
----------------------------------------------------------------------------------------------------------------------------------
     MCC Iowa LLC
          Term Loan B due 09/30/10                                                       Ba3          1,496,250          1,507,472
----------------------------------------------------------------------------------------------------------------------------------
     Pan Am Sat Corp.
          Term Loan B due 08/20/11                                                       B1           3,333,333          3,337,500
----------------------------------------------------------------------------------------------------------------------------------
     Paxson Communications Corp.
          Term Loan due 01/15/10                                                         B1             951,000            950,406
----------------------------------------------------------------------------------------------------------------------------------
     Persona Communications LLC
          Term Loan B due 08/01/11                                                       B2             500,000            504,375
----------------------------------------------------------------------------------------------------------------------------------
     Sinclair Broadcast Group, Inc.
          Term Loan C due 12/31/09                                                       Ba2            279,070            281,860
----------------------------------------------------------------------------------------------------------------------------------
     Spanish Broadcasting System, Inc.
          Term Loan B due 10/30/09                                                       B1             322,562            324,175
----------------------------------------------------------------------------------------------------------------------------------
     Susquehanna Media Co.
          Term Loan B due 03/31/12                                                       Ba2            500,000            505,000
----------------------------------------------------------------------------------------------------------------------------------
     WideOpenWest Illinois Inc.
          Add  Term B due 06/22/11                                                       B2             798,000            800,494
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 06/22/11                                                       B2             692,760            696,224
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,521,393
==================================================================================================================================

BUILDING PRODUCTS--1.75%
     Atrium Co. Inc.
          Term Loan due 12/10/08                                                         B1             652,340            660,495
----------------------------------------------------------------------------------------------------------------------------------
     Nortek Holdings, Inc.
          Term Loan due 08/27/11                                                         B1             750,000            761,250
----------------------------------------------------------------------------------------------------------------------------------
     Premdor Inc.
          Term Loan C1 due 08/31/08                                                      Ba2          1,465,037          1,479,687
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C2 due 08/31/08                                                      Ba2            298,499            302,604
----------------------------------------------------------------------------------------------------------------------------------
     Trussway Holdings, Inc.
          Term Loan B due 12/31/06                                                       B2           1,556,455          1,322,987
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,527,023
==================================================================================================================================

CASINOS & GAMING--3.38%
     Alliance Gaming Corp.
          Term Loan due 09/04/09                                                         Ba3            997,879          1,011,600
----------------------------------------------------------------------------------------------------------------------------------
     Boyd Gaming Corp.
          Term Loan B due 06/30/11                                                       Ba2          1,246,875          1,262,461
----------------------------------------------------------------------------------------------------------------------------------
     Global Cash Access, LLC
          Term Loan B due 03/10/10                                                       B2             292,500            296,156
----------------------------------------------------------------------------------------------------------------------------------

                                      F-3
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CASINO & GAMING--(CONTINUED)
     Green Valley Ranch Resort
          Term Loan due 12/24/10                                                         B1          $  230,260       $    233,138
----------------------------------------------------------------------------------------------------------------------------------
     Isle of Capri Black Hawk, LLC
          Term Loan C due 12/31/07                                                       B1           1,251,424          1,265,503
----------------------------------------------------------------------------------------------------------------------------------
     Las Vegas Sands, Inc. (Venetian Casino Resort, LLC)
          Delayed Loan due 06/15/11(d)                                                   B1             272,727            277,500
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 06/15/11                                                       B1           1,727,273          1,758,580
----------------------------------------------------------------------------------------------------------------------------------
     Marina District Development Co. LLC
          Term Loan A due 12/31/07                                                       B2           1,201,626          1,213,643
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 12/31/07                                                       B2             828,843            828,843
----------------------------------------------------------------------------------------------------------------------------------
     Penn National Gaming Inc.
          Term Loan D due 09/01/07                                                       Ba3            587,051            594,634
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,742,058
==================================================================================================================================

COMMODITY CHEMICALS--1.63%
     Brenntag A.G. (Germany)
          Term Loan B due 02/27/12                                                       B1             670,000            678,375
----------------------------------------------------------------------------------------------------------------------------------
     Georgia Gulf Corp.
          Term Loan D due 12/02/10                                                       Ba3            581,368            588,635
----------------------------------------------------------------------------------------------------------------------------------
     Huntsman Corp.
          Term Loan A due 03/31/07                                                       B2           1,348,266          1,355,007
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 03/31/07                                                       B2             213,805            214,874
----------------------------------------------------------------------------------------------------------------------------------
     INVISTA
          Term Loan B1 due 04/29/11                                                      Ba3            683,264            692,659
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B2 due 04/29/11                                                      Ba3            301,099            304,989
----------------------------------------------------------------------------------------------------------------------------------
     Wellman, Inc.
          First Lien Loan due 02/10/09                                                   B1             150,000            152,250
----------------------------------------------------------------------------------------------------------------------------------
     Westlake Chemical Corp.
          Term Loan due 07/31/10                                                         Ba1            226,250            228,512
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,215,301
==================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.49%
     AAT Communications
          Term Loan B due 01/16/12                                                       B1           1,803,622          1,828,422
----------------------------------------------------------------------------------------------------------------------------------
     American Tower Corp.
          Term Loan B due 08/31/11                                                       B1           1,496,250          1,516,021
----------------------------------------------------------------------------------------------------------------------------------
     GCI Holdings, Inc.
          Term Loan due 10/31/07                                                         Ba3            417,470            420,340
----------------------------------------------------------------------------------------------------------------------------------
     Qwest Corp.
          Term Loan A due 06/30/07                                                       Ba3          1,055,556          1,095,139
----------------------------------------------------------------------------------------------------------------------------------
     SpectraSite Communications, Inc.
          Term Loan C due 12/31/07                                                       B1           1,562,846          1,583,683
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,443,605
==================================================================================================================================

COMPUTER HARDWARE--0.80%
     DecisionOne Corp.
          Term Loan due 12/30/05(e)                                                      B2             332,650             86,489
----------------------------------------------------------------------------------------------------------------------------------
     Seagate Technology Inc.
          Term Loan B due 05/13/07                                                       Ba1          1,960,000          1,985,725
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,072,214
==================================================================================================================================

                                      F-4
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.10%
     Hillman Group (The)
          Term Loan B due 03/31/11                                                       B2          $  248,750       $    251,238
==================================================================================================================================

DIVERSIFIED CHEMICALS--2.19%
     Celanese A.G. (Germany)
          Delayed Loan due 04/06/11(d)                                                   Ba2            341,203            346,428
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 04/06/11                                                       Ba2            758,797            770,416
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 12/08/11                                                       B1           1,300,000          1,323,833
----------------------------------------------------------------------------------------------------------------------------------
     Rockwood Specialties Inc.
          Term Loan B due 07/30/12                                                       B1           3,200,000          3,231,002
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,671,679
==================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.35%
     Coinmach Corp.
          Term Loan B due 07/25/09                                                       B1           1,203,827          1,215,865
----------------------------------------------------------------------------------------------------------------------------------
     Iron Mountain, Inc.
          Term Loan C due 04/02/11                                                       B1             752,709            758,354
----------------------------------------------------------------------------------------------------------------------------------
     UGS Corp.
          Term Loan due 05/27/11                                                         B1             778,050            785,831
----------------------------------------------------------------------------------------------------------------------------------
     US Investigations Services, Inc.
          Term Loan C due 12/31/08                                                       B1             765,447            771,188
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,531,238
==================================================================================================================================

DIVERSIFIED METALS & MINING--0.39%
     Foundation Coal Holdings, Inc.
          Term Loan due 07/30/11                                                         Ba3          1,000,000          1,011,875
==================================================================================================================================

DRUG RETAIL--1.22%
     Alimentation Couche-Tard
          Term Loan B due 12/17/10                                                       Ba2            243,673            245,501
----------------------------------------------------------------------------------------------------------------------------------
     General Nutrition Centers, Inc.
          Term Loan due 12/05/09                                                         B1             496,250            500,282
----------------------------------------------------------------------------------------------------------------------------------
     Jean Coutu Group Inc. (The)
          Term Loan B due 07/30/11                                                       B1           1,900,000          1,925,333
----------------------------------------------------------------------------------------------------------------------------------
     NBTY Inc.
          Term Loan C due 03/15/07                                                       Ba2            186,291            187,106
----------------------------------------------------------------------------------------------------------------------------------
     Pantry, Inc. (The)
          Term Loan due 03/12/11                                                         B1             294,029            297,704
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,155,926
==================================================================================================================================

ELECTRIC UTILITIES--2.28%
     AES Corp.
          Term Loan due 04/30/08                                                         Ba3            315,000            319,331
----------------------------------------------------------------------------------------------------------------------------------
     Allegheny Energy, Inc.
          Term Loan B due 03/08/11                                                       B1             248,752            251,923
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 06/08/11                                                       B1             746,255            757,915
----------------------------------------------------------------------------------------------------------------------------------
     CenterPoint Energy, Inc.
          Term Loan B due 10/07/06                                                       Ba1            989,189            993,311
----------------------------------------------------------------------------------------------------------------------------------

                                      F-5
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--(CONTINUED)
     Coleto Creek WLE, LP
          Term Loan B due 06/30/11                                                       Ba2         $  374,063       $    380,609
----------------------------------------------------------------------------------------------------------------------------------
     Dynegy Inc.
          Term Loan B due 05/28/10                                                       B2             837,900            854,658
----------------------------------------------------------------------------------------------------------------------------------
     Midwest Generation, LLC
          Term Loan due 04/27/11                                                         Ba3            831,250            844,134
----------------------------------------------------------------------------------------------------------------------------------
     NRG Energy, Inc.
          Loan C due 06/23/10                                                            B1             262,802            270,358
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 06/23/10                                                       B1             463,873            477,790
----------------------------------------------------------------------------------------------------------------------------------
     Tucson Electric Power Co.
          Term Loan C due 06/30/09                                                       Ba2            750,000            758,438
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,908,467
==================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.76%
     Dynatech Corp. (Acterna)
          Term Loan D due 10/14/08
          (Acquired 10/14/03-09/30/04; Cost $197,398)(f)(g)(h)                           --          --                    128,116
----------------------------------------------------------------------------------------------------------------------------------
     VeriFone, Inc.
          Second Lien Term Loan due 12/31/11                                             B3             570,000            579,263
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 06/30/11                                                       B1           1,256,850          1,269,419
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,976,798
==================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.47%
     Amphenol Corp.
          Term Loan B1 due 05/06/10                                                      Ba1          1,200,000          1,205,250
----------------------------------------------------------------------------------------------------------------------------------

EMPLOYMENT SERVICES--0.29%
     AMN Healthcare Services, Inc.
          Term Loan B due 10/02/08                                                       Ba2            607,015            610,050
----------------------------------------------------------------------------------------------------------------------------------
     Cross Country Healthcare, Inc.
          Term Loan B due 06/05/09                                                       Ba1            127,683            128,481
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           738,531
==================================================================================================================================

ENVIRONMENTAL SERVICES--1.63%
     Allied Waste Industries, Inc.
          Revolving Loan due 01/15/08(d)                                                 Ba2          1,000,000            990,000
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 01/15/10                                                       Ba2          1,214,369          1,234,483
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 01/15/10                                                       Ba2            983,951          1,001,478
----------------------------------------------------------------------------------------------------------------------------------
     Safety-Kleen Corp.
          Term Loan due 12/24/08(f)(i)                                                   --             582,504            582,504
----------------------------------------------------------------------------------------------------------------------------------
     Waste Connections, Inc.
          Term Loan B due 10/22/10                                                       Ba             408,333            412,417
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,220,882
==================================================================================================================================

FOOD DISTRIBUTORS--1.25%
     B&G Foods, Inc.
          Term Loan due 08/31/09                                                         B1             178,200            178,423
----------------------------------------------------------------------------------------------------------------------------------
     Land O' Lakes, Inc.
          Term Loan B due 07/11/08                                                       B1             202,046            205,203
----------------------------------------------------------------------------------------------------------------------------------
     Leiner Health Products Group, Inc.
          Term Loan B due 05/27/11                                                       B1             548,625            552,740
----------------------------------------------------------------------------------------------------------------------------------
     Merisant Co.
          Term Loan B due 01/11/10                                                       B1             678,680            683,346
----------------------------------------------------------------------------------------------------------------------------------

                                      F-6
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
FOOD DISTRIBUTORS--(CONTINUED)
     OSI Group LLC
          Dutch Term Loan due 09/02/11                                                   Ba3         $  137,222       $    138,337
----------------------------------------------------------------------------------------------------------------------------------
          German Term Loan due 09/02/11                                                  Ba3            109,778            110,670
----------------------------------------------------------------------------------------------------------------------------------
          US Term Loan due 09/02/11                                                      Ba3            247,000            249,161
----------------------------------------------------------------------------------------------------------------------------------
     Pierre Foods, Inc.
          Term Loan B due 06/30/11                                                       B1             748,125            752,801
----------------------------------------------------------------------------------------------------------------------------------
     Pinnacle Foods Group, Inc. (Aurora Foods)
          Term Loan due 11/25/10                                                         B1             352,150            354,131
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,224,812
==================================================================================================================================

FOOD RETAIL--0.09%
     DS Waters Enterprises L.P.
          Term Loan B due 11/07/09                                                       B3             244,141            235,596
----------------------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS--0.61%
     Graphic Packaging International Corp.
          Term Loan B due 08/08/10                                                       B1           1,381,025          1,400,590
----------------------------------------------------------------------------------------------------------------------------------
     Roseburg Forest Products Co.
          Term Loan B due 02/24/10                                                       B1             186,921            188,791
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,589,381
==================================================================================================================================

HEALTH CARE DISTRIBUTORS--1.20%
     Accredo Health, Inc.
          Term Loan B due 06/30/11                                                       Ba2          2,405,735          2,411,750
----------------------------------------------------------------------------------------------------------------------------------
     VWR International Inc.
          Term Loan B due 04/07/11                                                       B1             686,500            698,514
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,110,264
==================================================================================================================================

HEALTH CARE EQUIPMENT--1.19%
     Advanced Medical Optics, Inc.
          Term Loan B due 06/25/09                                                       B1              53,167             54,031
----------------------------------------------------------------------------------------------------------------------------------
     CONMED Corp.
          Term Loan C due 12/15/09                                                       Ba3            599,718            607,215
----------------------------------------------------------------------------------------------------------------------------------
     Dade Behring Inc.
          Term Loan B due 10/03/08                                                       Ba3          1,027,940          1,039,504
----------------------------------------------------------------------------------------------------------------------------------
     DJ Orthopedics Inc.
          Term Loan B due 05/15/09                                                       Ba3            895,125            902,957
----------------------------------------------------------------------------------------------------------------------------------
     Empi, Inc.
          Term Loan B due 11/24/09                                                       --             210,119            210,119
----------------------------------------------------------------------------------------------------------------------------------
     Sunrise Medical Inc.
          Term Loan B1 due 05/13/10                                                      B1             268,650            271,001
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,084,827
==================================================================================================================================

                                      F-7
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--4.92%
     Ardent Health Services
          Term Loan B due 08/12/11                                                       B1          $2,700,000       $  2,705,062
----------------------------------------------------------------------------------------------------------------------------------
     Beverly Enterprises, Inc.
          Term Loan due 10/22/08                                                         B1              95,040             96,347
----------------------------------------------------------------------------------------------------------------------------------
     Community Health Systems, Inc.
          Term Loan due 08/19/11                                                         Ba3          3,623,424          3,632,482
----------------------------------------------------------------------------------------------------------------------------------
     DaVita Inc.
          Term Loan B due 03/31/09                                                       Ba2            481,786            487,356
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 06/30/10                                                       Ba2          1,400,000          1,414,000
----------------------------------------------------------------------------------------------------------------------------------
     IASIS Healthcare Corp.
          Term Loan B due 06/22/11                                                       B1           1,738,892          1,764,975
----------------------------------------------------------------------------------------------------------------------------------
     Mariner Health Care, Inc.
          Term Loan due 01/02/10                                                         Ba3            496,450            499,243
----------------------------------------------------------------------------------------------------------------------------------
     National MENTOR, Inc.
          Term Loan B due 04/30/09                                                       Ba3            796,365            801,342
----------------------------------------------------------------------------------------------------------------------------------
     Triad Hospitals, Inc.
          Term Loan B due 09/30/08                                                       Ba2          1,299,071          1,319,775
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,720,582
==================================================================================================================================

HEALTH CARE SERVICES--0.80%
     MedCath Corp.
          Term Loan B due 06/30/11                                                       B2             798,000            807,476
----------------------------------------------------------------------------------------------------------------------------------
     Skilled Healthcare LLC
          Second Lien Term Loan due 01/31/11                                             B3             256,000            261,120
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan due 07/31/10                                                         B1             256,000            257,280
----------------------------------------------------------------------------------------------------------------------------------
     US Oncology, Inc.
          Term Loan due 08/20/11                                                         Ba3            736,155            743,517
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,069,393
==================================================================================================================================

HEALTH CARE SUPPLIES--0.78%
     Fisher Scientific International
          Term Loan B due 08/02/11                                                       Ba2            516,560            519,466
----------------------------------------------------------------------------------------------------------------------------------
     UTI Corp.
          Term Loan B due 06/30/10                                                       B2           1,496,250          1,503,731
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,023,197
==================================================================================================================================

HOME FURNISHINGS--0.13%
     Imperial Home Decor Group, Inc. (The)
          Medium Term Note due 03/30/06(e)(j)                                            B1             416,862              8,337
----------------------------------------------------------------------------------------------------------------------------------
     Simmons Co.
          Term Loan B due 12/19/11                                                       B2             313,363            318,259
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           326,596
==================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.31%
     Wyndham International, Inc.
          Term Loan I due 06/30/06                                                       B1              53,626             53,156
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan II due 04/01/06                                                      B1             765,522            761,694
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           814,850
==================================================================================================================================

                                      F-8
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--0.32%
     Goodman Global Holdings, Inc.
          Term Loan B due 11/21/09                                                       Ba2         $  830,000       $    837,262
----------------------------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--3.71%
     Central Garden & Pet Co.
          Term Loan B due 05/14/09                                                       Ba2            476,963            481,732
----------------------------------------------------------------------------------------------------------------------------------
     Prestige Brands International, Inc.
          Term Loan B due 04/06/11                                                       B1           1,039,379          1,052,372
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 10/06/11                                                       B1             375,618            384,070
----------------------------------------------------------------------------------------------------------------------------------
     Rayovac Corp.
          Term Loan C due 09/30/09                                                       B1             721,546            731,016
----------------------------------------------------------------------------------------------------------------------------------
     Rent-A-Center, Inc.
          Term Loan due 06/30/10                                                         Ba2          1,474,794          1,484,933
----------------------------------------------------------------------------------------------------------------------------------
     Scotts Co. (The)
          Term Loan B due 09/30/10                                                       Ba1            369,244            372,475
----------------------------------------------------------------------------------------------------------------------------------
     United Industries Co.
          Second Lien Term Loan due 10/31/11                                             B2             360,762            366,174
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan due 04/30/11                                                         B1           4,662,931          4,724,132
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,596,904
==================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.86%
     Aearo Corp.
          Term Loan due 04/06/11                                                         B1             248,750            250,927
----------------------------------------------------------------------------------------------------------------------------------
     AMSTED Industries Inc.
          Term Loan B due 10/15/10                                                       B1             470,221            475,217
----------------------------------------------------------------------------------------------------------------------------------
     Blount International Inc.
          Second Lien Term Loan due 02/09/11                                             B3             250,000            251,406
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 08/09/10                                                       B2             750,000            761,250
----------------------------------------------------------------------------------------------------------------------------------
     Bway Corp.
          Term Loan B due 06/30/11                                                       B1           1,242,222          1,260,856
----------------------------------------------------------------------------------------------------------------------------------
     Dresser Inc.
          Term Loan C due 04/10/09                                                       Ba3            442,104            446,525
----------------------------------------------------------------------------------------------------------------------------------
     Flowserve Corp.
          Term Loan C due 06/30/09                                                       Ba3            936,182            950,225
----------------------------------------------------------------------------------------------------------------------------------
     Invensys PLC (United Kingdom)
          Bonding Cash Collateral due 03/05/09                                           Ba3          1,132,075          1,139,009
----------------------------------------------------------------------------------------------------------------------------------
     Ionics, Inc.
          Term Loan B1 due 02/14/11                                                      B1             238,047            240,427
----------------------------------------------------------------------------------------------------------------------------------
     Norcross Safety Products LLC
          Term Loan due 03/20/09                                                         B1             527,962            531,921
----------------------------------------------------------------------------------------------------------------------------------
     Polypore International, Inc.
          Term Loan B due 11/12/11                                                       B1             389,025            393,402
----------------------------------------------------------------------------------------------------------------------------------
     Precise Technology, Inc.
          First Lien Term Loan due 03/22/11                                              B1             696,500            699,112
----------------------------------------------------------------------------------------------------------------------------------
          Second Lien Term Loan due 03/22/11                                             B2             590,000            588,525
----------------------------------------------------------------------------------------------------------------------------------
     TriMas Corp.
          Term Loan B due 12/31/09                                                       B1           1,388,037          1,394,977
----------------------------------------------------------------------------------------------------------------------------------
     Unifrax Corp.
          Term Loan due 05/19/10                                                         B1             599,369            607,610
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,991,389
==================================================================================================================================


                                      F-9
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL GASES--0.63%
     Ferrellgas, L.P.
          Term Loan C due 06/17/06                                                       B1          $1,124,243       $  1,127,054
----------------------------------------------------------------------------------------------------------------------------------
     Ripplewood Phosphorus
          Term Loan B due 07/20/11                                                       B2             498,750            500,620
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,627,674
==================================================================================================================================

INDUSTRIAL MACHINERY--2.20%
     Bucyrus International, Inc.
          Term Loan due 07/28/10                                                         Ba3            500,000            506,250
----------------------------------------------------------------------------------------------------------------------------------
     CLFX Corp.
          Term Loan B due 05/30/09                                                       Ba3            453,125            454,258
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 05/30/10                                                       Ba3            200,000            203,250
----------------------------------------------------------------------------------------------------------------------------------
     Demag Investment
          Term Loan B due 09/30/10                                                       Ba3             96,751             96,315
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 09/30/11                                                       Ba3            500,000            498,250
----------------------------------------------------------------------------------------------------------------------------------
     EnerSys Capital Inc.
          Term Loan B due 03/17/11                                                       Ba3            473,992            481,695
----------------------------------------------------------------------------------------------------------------------------------
     Gleason Corp.
          Term Loan due 07/27/11                                                         --             500,000            506,250
----------------------------------------------------------------------------------------------------------------------------------
     Itron, Inc.
          Term Loan B due 12/17/10                                                       Ba3            471,723            475,261
----------------------------------------------------------------------------------------------------------------------------------
     Rexnord Corp.
          Term Loan due 11/25/09                                                         B1           1,148,148          1,161,065
----------------------------------------------------------------------------------------------------------------------------------
     Roller Bearing Co. of America, Inc.
          Term Loan due 12/29/10                                                         B2             250,000            251,250
----------------------------------------------------------------------------------------------------------------------------------
     Roper Industries, Inc.
          Term Loan B due 12/29/08                                                       Ba2            481,250            487,867
----------------------------------------------------------------------------------------------------------------------------------
     SPX Corp.
          Term Loan B-1 due 09/30/09                                                     Ba2            568,237            574,984
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,696,695
==================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.25%
     Cincinnati Bell Inc.
          Term Loan D due 06/30/08                                                       B1           2,238,101          2,261,416
----------------------------------------------------------------------------------------------------------------------------------
     D&E Communications, Inc.
          Term Loan B due 12/31/11                                                       Ba3            843,580            855,179
----------------------------------------------------------------------------------------------------------------------------------
     Syniverse Technologies, Inc.
          Term Loan B due 12/31/06                                                       Ba3          1,225,110          1,234,299
----------------------------------------------------------------------------------------------------------------------------------
     Time Warner Telecom Inc.
          Floating Rate Note due 02/15/11                                                B1           1,500,000          1,481,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,832,144
==================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.31%
     Language Line LLC
          Term Loan B due 06/10/11                                                       B2             789,474            797,862
==================================================================================================================================

                                      F-10
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
LEISURE FACILITIES--3.55%
     24 Hour Fitness Worldwide Inc.
          Term Loan due 07/01/09                                                         B1          $  851,741       $    858,129
----------------------------------------------------------------------------------------------------------------------------------
     AMF Bowling Worldwide, Inc.
          Term Loan B due 08/27/09                                                       B1             668,859            673,876
----------------------------------------------------------------------------------------------------------------------------------
     Loews Cineplex Entertainment Corp.
          Term Loan due 06/30/11                                                         B1           2,006,000          2,027,314
----------------------------------------------------------------------------------------------------------------------------------
     Metro-Goldwyn-Mayer, Inc.
          Term Loan B due 04/30/11                                                       Ba3          2,000,000          2,008,750
----------------------------------------------------------------------------------------------------------------------------------
     Regal Cinemas, Inc.
          Term Loan B due 11/10/10                                                       Ba3          1,919,898          1,943,897
----------------------------------------------------------------------------------------------------------------------------------
     Wallace Theater Corp.
          First Lien Term Loan due 07/31/09                                              B2             914,021            923,161
----------------------------------------------------------------------------------------------------------------------------------
          Second Lien Term Loan due 01/31/10                                             B3             743,333            747,979
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,183,106
==================================================================================================================================

LEISURE PRODUCTS--0.66%
     Cinemark USA, Inc.
          Term Loan B due 03/31/11                                                       Ba3            371,259            377,988
----------------------------------------------------------------------------------------------------------------------------------
     Hollywood Entertainment Corp.
          Term Loan B due 03/31/08                                                       Ba3            468,750            468,164
----------------------------------------------------------------------------------------------------------------------------------
     Pure Fishing, Inc.
          First Lien Term Loan due 09/30/10                                              B1             857,446            869,235
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,715,387
==================================================================================================================================

MARINE--0.57%
     Horizon Lines LLC
          Term Loan due 07/07/11                                                         B2             748,125            758,879
----------------------------------------------------------------------------------------------------------------------------------
     US Shipping LLC
          Term Loan due 03/31/10                                                         Ba2            712,809            716,373
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,475,252
==================================================================================================================================

METAL & GLASS CONTAINERS--2.41%
     Ball Corp.
          Term Loan B1 due 12/19/09                                                      Ba2            529,963            534,600
----------------------------------------------------------------------------------------------------------------------------------
     Berry Plastics Corp.
          Term Loan C due 06/30/10                                                       B1           1,284,873          1,304,146
----------------------------------------------------------------------------------------------------------------------------------
     Graham Packaging Co., L.P.
          Tranch 1 due 02/14/10                                                          B2           1,734,649          1,743,322
----------------------------------------------------------------------------------------------------------------------------------
     Greif Brothers Corp.
          Term Loan due 08/23/09                                                         Ba3            507,375            512,449
----------------------------------------------------------------------------------------------------------------------------------
     Kerr Group, Inc.
          Term Loan due 08/13/10                                                         B1             139,427            140,821
----------------------------------------------------------------------------------------------------------------------------------
     Silgan Containers Corp.
          Term Loan B due 11/30/08                                                       Ba3          1,975,000          1,990,636
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,225,974
==================================================================================================================================

                                      F-11
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.31%
     LodgeNet Entertainment Corp.
          Term Loan B due 08/29/08                                                       B1          $  591,192       $    596,365
----------------------------------------------------------------------------------------------------------------------------------
     Rainbow National Services LLC
          Term Loan B due 03/31/12                                                       B1           1,000,000          1,014,583
----------------------------------------------------------------------------------------------------------------------------------
     Warner Music Group
          Term Loan due 02/28/11                                                         B1           1,741,250          1,768,819
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,379,767
==================================================================================================================================

OFFICE SERVICES & SUPPLIES--1.59%
     Buhrmann N.V. (Netherlands)
          Term Loan B-1 due 12/31/10                                                     Ba3          1,561,922          1,586,327
----------------------------------------------------------------------------------------------------------------------------------
     Global Imaging Systems, Inc.
          Term Loan B due 05/10/10                                                       Ba3            468,609            473,881
----------------------------------------------------------------------------------------------------------------------------------
     Identity Group
          Term Loan due 05/01/06                                                         B3           3,101,336          2,046,882
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,107,090
==================================================================================================================================

OIL & GAS DRILLING--0.20%
     Pride International, Inc.
          Term Loan B due 07/07/11                                                       Ba1            500,000            504,688
----------------------------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES--0.36%
     La Grange Acquisitions L.P.
          Term Loan due 01/18/08                                                         Ba3            250,000            253,750
----------------------------------------------------------------------------------------------------------------------------------
     SemGroup LP
          Term Loan B due 08/27/10                                                       B1             180,000            181,800
----------------------------------------------------------------------------------------------------------------------------------
     Transwestern Pipeline Co.
          Term Loan due 04/30/09                                                         B1             498,750            504,984
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           940,534
==================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.33%
     Williams Production RMT Co.
          Term Loan C due 05/30/08                                                       B1             839,407            849,899
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.52%
     Conseco, Inc.
          Term Loan due 06/22/10                                                         B2           1,326,675          1,349,616
==================================================================================================================================

PACKAGED FOODS & MEATS--1.09%
     Birds Eye Foods Inc.
          Term Loan B due 08/12/08                                                       B1             465,757            471,579
----------------------------------------------------------------------------------------------------------------------------------
     Del Monte Foods Co.
          Term Loan B due 12/20/10                                                       Ba3            733,206            744,204
----------------------------------------------------------------------------------------------------------------------------------
     Dole Food Co., Inc.
          Term Loan D due 09/28/08                                                       Ba3            270,030            274,081
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan E due 09/28/08                                                       Ba3            130,000            132,112
----------------------------------------------------------------------------------------------------------------------------------
     Luigino's, Inc.
          Term Loan due 04/02/11                                                         B1             497,500            502,786
----------------------------------------------------------------------------------------------------------------------------------

                                      F-12
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--(CONTINUED)
     Michael Foods Inc.
          Term Loan B due 11/21/10                                                       B1          $  694,750       $    703,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,827,762
==================================================================================================================================

PAPER PACKAGING--2.27%
     Intertape Polymer Group Inc. (Canada)
          Term Loan B due 07/28/11                                                       Ba3            500,000            505,313
----------------------------------------------------------------------------------------------------------------------------------
     Jefferson Smurfit Corp.
          Term Loan B due 03/31/07                                                       Ba3          1,134,724          1,144,653
----------------------------------------------------------------------------------------------------------------------------------
     Owens-Illinois, Inc.
          Term Loan C due 04/01/08                                                       B1           1,000,000          1,008,125
----------------------------------------------------------------------------------------------------------------------------------
     Printpack, Inc.
          Term Loan C due 03/31/09                                                       Ba3            873,203            877,569
----------------------------------------------------------------------------------------------------------------------------------
     Smurfit-Stone Container Corp.
          Term Loan B due 06/30/09                                                       Ba           1,272,165          1,284,490
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 06/30/09                                                       Ba             167,234            168,906
----------------------------------------------------------------------------------------------------------------------------------
     Solo Cup Co.
          Term Loan due 02/27/11                                                         B1             885,550            893,852
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,882,908
==================================================================================================================================

PERSONAL PRODUCTS--0.89%
     Church & Dwight Co., Inc.
          Term Loan B due 05/30/11                                                       Ba2          1,246,875          1,259,344
----------------------------------------------------------------------------------------------------------------------------------
     Tempur World, Inc.
          Term Loan B due 06/30/09                                                       Ba3            750,500            756,129
----------------------------------------------------------------------------------------------------------------------------------
     Weight Watchers International, Inc.
          Term Loan B due 03/31/10                                                       Ba1            277,900            280,332
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,295,805
==================================================================================================================================

PHARMACEUTICALS--0.50%
     Alpharma Inc.
          Term Loan A due 10/05/07                                                       B1             752,351            749,529
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 10/05/08                                                       B1             544,459            546,274
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,295,803
==================================================================================================================================

PRECIOUS METALS & MINERALS--0.41%
     IMC Global Inc.
          Term Loan B due 11/17/06                                                       Ba3          1,060,121          1,066,747
==================================================================================================================================

PUBLISHING--5.56%
     American Media, Inc.
          Term Loan C due 04/01/07                                                       Ba3          2,263,702          2,291,998
----------------------------------------------------------------------------------------------------------------------------------
     CanWest Media, Inc.
          Term Loan E due 08/15/09                                                       Ba3            749,165            757,593
----------------------------------------------------------------------------------------------------------------------------------
     Dex Media East LLC
          Term Loan B due 05/08/09                                                       Ba2            640,899            648,910
----------------------------------------------------------------------------------------------------------------------------------
     Dex Media West LLC
          Term Loan B due 03/09/10                                                       Ba2          2,534,802          2,569,655
----------------------------------------------------------------------------------------------------------------------------------
     Freedom Communications, Inc.
          Term Loan B due 05/18/12                                                       Ba3            500,000            507,708
----------------------------------------------------------------------------------------------------------------------------------
     Journal Register Co.
          Term Loan B due 08/12/12                                                       Ba2            750,000            752,344
----------------------------------------------------------------------------------------------------------------------------------

                                      F-13
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING--(CONTINUED)
     Nebraska Book Co., Inc.
          Term Loan B due 03/04/11                                                       B2          $  199,000       $    201,487
----------------------------------------------------------------------------------------------------------------------------------
     Network Communications, Inc.
          Term Loan due 06/30/11                                                         B2             359,100            362,691
----------------------------------------------------------------------------------------------------------------------------------
     RH Donnelley Corp.
          Term Loan B-2 due 06/30/11                                                     Ba3          2,992,500          3,031,154
----------------------------------------------------------------------------------------------------------------------------------
     Sun Media Corp.
          Term Loan B due 02/07/09                                                       Ba2            657,228            662,979
----------------------------------------------------------------------------------------------------------------------------------
     TransWestern Publishing Co.
          First Lien Term Loan due 02/25/11                                              B1           1,415,250          1,427,633
----------------------------------------------------------------------------------------------------------------------------------
          Second Lien Term Loan due 02/25/12                                             B1             697,249            704,221
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan due 08/24/11                                                         B1             460,000            464,600
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,382,973
==================================================================================================================================

RAILROADS--0.51%
     Helm Holding Corp.
          Term Loan B due 07/02/10                                                       B2             750,000            759,375
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 12/31/10                                                       B2             400,000            405,000
----------------------------------------------------------------------------------------------------------------------------------
     Pacer International, Inc.
          Term Loan due 06/10/10                                                         B1             154,641            156,574
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,320,949
==================================================================================================================================

REAL ESTATE--0.16%
     Crescent Real Estate Equities Co.
          Term Loan due 01/12/06                                                         --             410,972            413,284
----------------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--1.22%
     AMI Semiconductors, Inc.
          Term Loan B due 09/26/08                                                       B1             990,000            998,662
----------------------------------------------------------------------------------------------------------------------------------
     Fairchild Semiconductor International, Inc.
          Term Loan due 06/19/08                                                         Ba3          1,224,500          1,242,102
----------------------------------------------------------------------------------------------------------------------------------
     On Semiconductor Corp.
          Term Loan F due 08/04/09                                                       B3             903,420            908,501
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,149,265
==================================================================================================================================

SPECIALTY CHEMICALS--3.84%
     Cognis Deutschland GmbH & Co. KG (Germany)
          Second Loan B due 11/15/13                                                     B2             320,000            324,000
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B1 due 11/15/13                                                      B1             307,018            308,553
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B4 due 11/15/13                                                      B1             192,982            194,912
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan C due 11/15/13                                                       B1             500,000            505,000
----------------------------------------------------------------------------------------------------------------------------------
     Crompton Corp.
          Loan C due 08/16/09                                                            Ba2            990,000            994,950
----------------------------------------------------------------------------------------------------------------------------------
     Huntsman ICI Chemicals LLC
          Term Loan B due 12/31/10                                                       B1           3,500,000          3,556,875
----------------------------------------------------------------------------------------------------------------------------------
     KRATON Polymers LLC
          Term Loan due 12/23/10                                                         B1             570,355            571,781
----------------------------------------------------------------------------------------------------------------------------------
     Nalco Co.
          Term Loan B due 11/04/10                                                       B1           1,434,642          1,454,070
----------------------------------------------------------------------------------------------------------------------------------
     Resolution Specialty Materials
          Term Loan B due 08/02/10                                                       B1           2,000,000          2,017,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,927,641
==================================================================================================================================

                                      F-14
FLR-QTR-1

                                                                                       MOODY'S       PRINCIPAL
                                                                                       RATING(a)      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES--0.29%
     Harbor Freight Tools
          Term Loan B due 07/15/10                                                       B1          $  750,000       $    755,156
==================================================================================================================================

TOBACCO--0.27%
     Commonwealth Brands, Inc.
          Term Loan due 08/28/07                                                         B1             698,396            704,507
==================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--5.52%
     Cellular South Inc.
          Term Loan B due 05/04/11                                                       Ba3            119,700            120,897
----------------------------------------------------------------------------------------------------------------------------------
     Centennial Communications Corp.
          Term Loan B due 02/09/11                                                       B2           1,446,029          1,456,874
----------------------------------------------------------------------------------------------------------------------------------
     Dobson Operating Co.
          Term Loan due 03/31/10                                                         B1           1,631,630          1,623,472
----------------------------------------------------------------------------------------------------------------------------------
     Microcell Telecommunications Inc.
          First Lien due 03/17/11                                                        B3           1,706,250          1,712,648
----------------------------------------------------------------------------------------------------------------------------------
     Nextel Communications, Inc.
          Term Loan E due 12/15/10                                                       Ba1          3,685,182          3,717,427
----------------------------------------------------------------------------------------------------------------------------------
     Nextel Partners, Inc.
          Term Loan C due 05/31/11                                                       B1             250,000            253,906
----------------------------------------------------------------------------------------------------------------------------------
     Rural Cellular Corp.
          Floating Rate Note due 03/15/10                                                B2             670,000            683,400
----------------------------------------------------------------------------------------------------------------------------------
     SBA Communications Corp.
          Delayed Loan due 10/31/08(d)                                                   B2             143,590            145,026
----------------------------------------------------------------------------------------------------------------------------------
          Term Loan B due 10/31/08                                                       B2           2,183,910          2,205,749
----------------------------------------------------------------------------------------------------------------------------------
     Western Wireless Corp.
          Term Loan B due 05/31/11                                                       B2           2,307,088          2,340,458
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,259,857
==================================================================================================================================

Total Senior Secured Floating Rate Interests (Cost $261,976,272)                                                       256,229,811
==================================================================================================================================

                                                                                                                        MARKET
                                                                                                      SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC STOCKS & OTHER EQUITY INTERESTS--0.07%

AIR FREIGHT & LOGISTICS--0.00%
     Gemini Air Cargo, Inc.-Pfd.(i)(k)(l)                                                              29,793                    0
==================================================================================================================================

COMPUTER HARDWARE--0.00%
     DecisionOne Corp.(i)(k)(l)                                                                        37,286                    0
==================================================================================================================================

ENVIRONMENTAL SERVICES--0.07%
     Safety-Kleen Corp.(i)(k)                                                                         102,803              147,008
----------------------------------------------------------------------------------------------------------------------------------
     Safety-Kleen Corp.-Pfd.(i)(k)                                                                      1,751               43,779
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           190,787
==================================================================================================================================

FOOD DISTRIBUTORS--0.00%
     Vitality Foodservice Inc.-Pfd.(i)(k)(l)                                                               26                    0
==================================================================================================================================


                                      F-15
FLR-QTR-1

                                                                                                                        MARKET
                                                                                                      SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOME FURNISHINGS--0.00%
     IHDG Realty Inc.(k)(l)                                                                           150,070         $          0
----------------------------------------------------------------------------------------------------------------------------------
     Imperial Home Decor Group, Inc.(The)(f)(i)(k)(l)                                                 150,070                    0
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 0
==================================================================================================================================

Total Domestic Stocks & Other Equity Interests (Cost $4,497,736)                                                           190,787
==================================================================================================================================

MONEY MARKET FUNDS--0.91%
Liquid Assets Portfolio-Institutional Class(m)                                                      1,177,522            1,177,522
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(m)                                                         1,177,522            1,177,522
----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $2,355,044)                                                                               2,355,044
==================================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $268,829,053)                                                                        $258,775,642
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Abbreviations:

PFD. --  Preferred

Notes to Schedule of Investments:

(a)  Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d)  A portion of this holding is subject to unfunded loan commitments. See note
     3.

(e) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of these securities was $94,826 at 09/30/04, which represented 0.04% of the Fund's Total Investments.

(f)  Consists of more than one class of securities traded together as a unit.

(g) The $24,778 principal amount loan is a unit consisting of the following components:

        $24,778 Term Loan market value
        $102,325 value of Acterna Inc. stock with 3,232 shares
        $1,013 value of Eningen Realty Inc. stock with 32 shares

(h) Security not registered under the Securities Act of 1933, as amended (e.g. the security was purchased in a Rule 144a transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at 09/30/04 represented 0.05% of the Fund's Total Investments. Unless otherwise indicated, this security is not considered to be illiquid.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 09/30/04 was $773,291 which represented 0.30% of the Fund's Total Investments. See Note 1A.

(j)  A portion of this holding is subject to a letter of credit.

(k)  Non-income Producing Security.

                                      F-16
FLR-QTR-1

(l) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/04 was $0, which represented 0% of the Fund's Total Investments.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.


                                      F-17
FLR-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund invests primarily in senior secured floating rate loans ("Corporate Loans") and senior secured floating rate debt securities ("Corporate Debt Securities") that meet credit standards established by its investment advisor, A I M Advisors, Inc. (the "Advisor") and its sub-advisor, INVESCO Senior Secured Management, Inc., (the "Sub-Advisor"). The Sub-Advisor, under the supervision of the Advisor, values the Corporate Loans and Corporate Debt Securities in accordance with guidelines adopted and periodically reviewed by the Fund's Board of Trustees. Under the Fund's current guidelines, Corporate Loans and Corporate Debt Securities for which an active secondary market exists to a reliable degree in the opinion of the Sub-Advisor and for which the Sub-Advisor can obtain one or more quotations from banks or dealers in Corporate Loans and Corporate Debt Securities will be valued by the Sub-Advisor utilizing daily bid quotes. With respect to illiquid securities, i.e., Corporate Loans and Corporate Debt Securities for which an active secondary market does not exist to a reliable degree in the opinion of the Sub-Advisor, and with respect to securities whose bid quotes the Sub-Advisor believes do not accurately reflect fair value, such Corporate Loans and Corporate Debt Securities will be valued by the Sub-Advisor at fair value, as determined in good faith by or under the supervision of the Board of Trustees pursuant to procedures specifically authorized by the Board of Trustees, and which is intended to approximate market value. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. The Sub-Advisor believes that intermediate participants (defined below in Note 1D) selling Corporate Loans or otherwise involved in a Corporate Loan transaction may tend, in valuing Corporate Loans for their own accounts, to be less sensitive to interest rate and credit quality changes and, accordingly, the Sub-Advisor may not rely solely on such valuations in valuing the Corporate Loans for the Fund's account. Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in

                                      F-18
FLR-QTR-1
     the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

D. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                         MARKET                                       UNREALIZED     MARKET                REALIZED
                         VALUE       PURCHASES      PROCEEDS FROM    APPRECIATION    VALUE      DIVIDEND     GAIN
FUND                    12/31/03      AT COST           SALES       (DEPRECIATION)  09/30/04     INCOME     (LOSS)
---------------------------------------------------------------------------------------------------------------------
Liquid Assets         $ 7,747,259   $ 59,957,265   $ (66,527,002)    $      --     $1,177,522   $ 25,952   $       --
Portfolio-
Institutional Class
---------------------------------------------------------------------------------------------------------------------
STIC Prime              7,747,259     59,957,265     (66,527,002)           --      1,177,522     24,925           --
Portfolio-
Institutional Class
---------------------------------------------------------------------------------------------------------------------
Total                 $15,494,518   $119,914,530   $(133,054,004)    $      --     $2,355,044   $ 50,877   $       --
=====================================================================================================================

                                      F-19
FLR-QTR-1

NOTE 3--UNFUNDED LOAN COMMITMENTS

As of September 30, 2004, the Fund had unfunded loan commitments of $2,200,411, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower                                                    Unfunded Commitments
--------                                                    --------------------
Alion Science & Technology                                           $   500,000
--------------------------------------------------------------------------------
Allied Waste Industries, Inc.                                            931,457
--------------------------------------------------------------------------------
Celanese A.G. (Germany)                                                  346,428
--------------------------------------------------------------------------------
Las Vegas Sands, Inc. (Venetian Casino Resort, LLC)                      277,500
--------------------------------------------------------------------------------
SBA Communications Corp.                                                 145,026
--------------------------------------------------------------------------------
                                                                     $ 2,200,411
================================================================================

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $174,178,196 and $41,552,110, respectively.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                $  2,212,752
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (12,242,085)
--------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities       $(10,029,333)
======================================================================================


Cost of investments for tax purposes is $268,804,975.


                                      F-20
FLR-QTR-1

Item 2. Controls and Procedures.

     (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Floating Rate Fund

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.